Offerings - Offering: 1	Feb. 12, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit | $ / shares	3.70
Maximum Aggregate Offering Price	$ 7,400,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,021.94
Offering Note	The proposed maximum offering price per unit is estimated solely for purposes of calculating the registration fee according to Rule 457(c) under the Securities Act of 1933, as amended, based on the average of the high and low prices of Stardust Power Inc.’s common stock, par value $0.0001 per share, quoted on The Nasdaq Capital Market on February 9, 2026 (such date being within five business days of the date that this registration statement is being filed with the U.S. Securities and Exchange Commission).